S000035596 [Member] Expense Example - FlexShares Ultra-Short Income Fund - FlexShares Ultra-Short Income Fund	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	83
Expense Example, with Redemption, 5 Years	145
Expense Example, with Redemption, 10 Years	$ 330